Investments - Value of other securities measured at fair value based on election of the fair value option (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	[1]	$ 3,769	$ 2,082
Equity securities	[1]	170	242
Total		$ 3,939	$ 2,324
Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		100.00%	100.00%
Fixed maturity securities
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 3,769	$ 2,082
Fixed maturity securities | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		96.00%	90.00%
Fixed maturity securities | Obligations of states, municipalities and political subdivisions
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 37	$ 50
Fixed maturity securities | Obligations of states, municipalities and political subdivisions | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		1.00%	2.00%
Fixed maturity securities | Non-U.S. governments
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 22	$ 17
Fixed maturity securities | Non-U.S. governments | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		1.00%	1.00%
Fixed maturity securities | Corporate debt
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 2,222	$ 1,000
Fixed maturity securities | Corporate debt | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		56.00%	43.00%
Fixed maturity securities | Mortgage-backed, asset-backed and collateralized
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 1,488	$ 1,015
Fixed maturity securities | Mortgage-backed, asset-backed and collateralized | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		38.00%	44.00%
Fixed maturity securities | RMBS
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 165	$ 199
Fixed maturity securities | RMBS | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		4.00%	9.00%
Fixed maturity securities | CMBS
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 232	$ 234
Fixed maturity securities | CMBS | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		6.00%	10.00%
Fixed maturity securities | CLO
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 279	$ 283
Fixed maturity securities | CLO | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		7.00%	12.00%
Fixed maturity securities | ABS
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities		$ 812	$ 299
Fixed maturity securities | ABS | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		21.00%	13.00%
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Equity securities		$ 170	$ 242
Equity securities | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage		4.00%	10.00%

[1]	See Note 9 for details of balances associated with variable interest entities